Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000259986
Shareholder Report [Line Items]
Fund Name	MIG Core ETF
Class Name	MIG Core ETF
Trading Symbol	MIGO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.migcapitaletf.com. You can also request this information by contacting us at 844-485-5383.
Additional Information Phone Number	844-485-5383
Additional Information Website	https://www.migcapitaletf.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
MIG Core ETF	$14	0.45%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on February 20, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.45%
AssetsNet	$ 758,345,153
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 731,721
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$758,345,153	49	$731,721	0%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	2.3%
Materials	2.5%
Consumer Staples	2.6%
Consumer Discretionary	2.9%
Financials	4.2%
Communication Services	6.9%
Health Care	7.5%
Information Technology	33.3%
Exchange-Traded Funds	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard S&P 500 ETF	17.8%
Invesco QQQ Trust, Series 1	5.1%
Broadcom	4.7%
VanEck Semiconductor ETF	4.1%
Microsoft	3.1%
Alphabet, Cl C	3.0%
Amazon.com	2.9%
DexCom	2.9%
State Street SPDR NYSE Technology ETF	2.9%
Micron Technology	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Updated Prospectus Phone Number	844-485-5383
Updated Prospectus Web Address	https://www.migcapitaletf.com